PGIM Jennison Global Opportunities Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 98.0%
Common Stocks
Brazil 3.9%
MercadoLibre, Inc.*(a)	171,253	$139,350,279
NU Holdings Ltd. (Class A Stock)*(a)	16,964,862	71,422,069
		210,772,348
China 4.6%
BYD Co. Ltd. (Class H Stock)	3,774,128	138,080,154
Wuxi Biologics Cayman, Inc., 144A*	12,043,718	115,283,888
		253,364,042
Denmark 4.4%
Novo Nordisk A/S (Class B Stock)	2,042,675	237,918,239
France 17.6%
Hermes International	178,678	245,136,445
L’Oreal SA	415,028	156,904,420
LVMH Moet Hennessy Louis Vuitton SE	395,322	274,493,735
Pernod Ricard SA	847,635	166,513,248
Remy Cointreau SA(a)	590,227	116,603,658
		959,651,506
Italy 3.8%
Ferrari NV	969,586	205,903,630
Netherlands 8.8%
Adyen NV, 144A*	116,566	209,675,843
Argenx SE, ADR*	297,486	108,347,376
ASML Holding NV	283,102	162,715,249
		480,738,468
Switzerland 5.0%
Alcon, Inc.	1,477,172	116,259,524
Cie Financiere Richemont SA (Class A Stock)	1,061,943	128,046,547
Straumann Holding AG	200,462	27,112,587
		271,418,658
United States 48.9%
Airbnb, Inc. (Class A Stock)*(a)	804,201	89,250,227
Alphabet, Inc. (Class A Stock)*	1,377,908	160,278,259

PGIM Jennison Global Opportunities Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Amazon.com, Inc.*	513,339	$69,275,098
Apple, Inc.	2,714,293	441,099,755
Costco Wholesale Corp.	141,850	76,783,405
Crowdstrike Holdings, Inc. (Class A Stock)*	651,819	119,673,968
Dexcom, Inc.*	1,124,259	92,279,179
Eli Lilly & Co.	654,125	215,658,471
Lululemon Athletica, Inc.*	195,170	60,602,237
Mastercard, Inc. (Class A Stock)	447,255	158,234,347
Microsoft Corp.	1,051,429	295,178,178
NVIDIA Corp.	320,115	58,142,487
Palo Alto Networks, Inc.*(a)	249,242	124,396,682
Tesla, Inc.*(a)	487,692	434,753,033
Thermo Fisher Scientific, Inc.	224,838	134,545,308
UnitedHealth Group, Inc.	246,194	133,520,854
		2,663,671,488
Uruguay 1.0%
Dlocal Ltd.*	2,045,917	56,835,574

Total Long-Term Investments (cost $4,200,742,353)		5,340,273,953
Short-Term Investments 7.6%
Affiliated Mutual Fund 5.9%
PGIM Institutional Money Market Fund (cost $320,910,823; includes $320,605,882 of cash collateral for securities on loan)(b)(we)	321,232,055	320,910,823
Unaffiliated Fund 1.7%
Dreyfus Government Cash Management (Institutional Shares) (cost $94,933,275)	94,933,275	94,933,275

Total Short-Term Investments (cost $415,844,098)		415,844,098

TOTAL INVESTMENTS 105.6% (cost $4,616,586,451)		5,756,118,051
Liabilities in excess of other assets (5.6)%		(306,868,517)

Net Assets 100.0%		$5,449,249,534

PGIM Jennison Global Opportunities Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $317,161,122; cash collateral of $320,605,882 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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